DEBT (Tables)	12 Months Ended
Dec. 31, 2012
DEBT
Outstanding debt

Outstanding debt of consolidated entities consisted of the following (dollars in millions):

	December 31,
	2012	2011
Senior Credit Facilities:
Term loans	$1,565	$1,696
Amounts outstanding under A/R programs	241	237
Senior notes	568	472
Senior subordinated notes	892	976
HPS (China) debt	94	167
Variable interest entities	270	281
Other	72	113

Total debt—excluding debt to affiliates	$3,702	$3,942

Total current portion of debt	$288	$212
Long-term portion	3,414	3,730

Total debt—excluding debt to affiliates	$3,702	$3,942

Total debt—excluding debt to affiliates	$3,702	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	599	439

Total debt	$4,401	$4,481

Schedule of Senior Credit Facilities

As of December 31, 2012, our Senior Credit Facilities consisted of our Revolving Facility, our Term Loan B, our Extended Term Loan B, our Extended Term Loan B—Series 2, and our Term Loan C as follows (dollars in millions):

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$—	(1)	$—	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	193		193		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B— Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		393		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3.0%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 2016 Senior Notes, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B—Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 2016 Senior Notes that remain outstanding during the three months prior to the maturity date of such notes.

Schedule of A/R Programs

Information regarding the A/R Programs was as follows (monetary amounts in millions):

December 31, 2012
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $297)	€114 (approximately $151)	Applicable Rate plus 2.0%

December 31, 2011
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $291)	€114 (approximately $147)	Applicable Rate plus 2.0%
(1)
The amount of actual availability under the A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for the U.S. A/R Program is defined by the lender as either USD LIBOR or CP rate. Applicable rate for our EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2012, we had approximately $5 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

Summary of outstanding notes

As of December 31, 2012, we had outstanding the following notes (monetary amounts in millions):

Notes	Maturity	Interest Rate	Amount Outstanding
2016 Senior Notes	June 2016	5.50% (1)	$200 ($168 carrying value)
2020 Senior Notes	November 2020	4.875%	$400
Senior Subordinated Notes	March 2020	8.625%	$350
Senior Subordinated Notes	March 2021	8.625%	$530 ($542 carrying value)
(1)
The effective interest rate at issuance was 11.73%.

Redemption of Notes and Loss on Early Extinguishment of Debt

During the years ended December 31, 2012 and 2011, we redeemed or repurchased the following notes (monetary amounts in millions):

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
December 3, 2012	5.50% Senior Notes due 2016	$400	$400	$77
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€64 (approximately $86)	€65 (approximately $87)	$1
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$—
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$—
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Scheduled maturities of our debt (excluding debt to affiliates)

The scheduled maturities of our debt (excluding debt to affiliates) by year as of December 31, 2012 are as follows (dollars in millions):

Year ending December 31
2013	$288
2014	522
2015	32
2016	577
2017	967
Thereafter	1,316

$3,702